EMPLOYEE EQUITY INCENTIVE PLAN (Fair Value Assumptions) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free interest rate	0.81%	0.60%
Weighted average expected option life	2 years 9 months	2 years 9 months
Weighted average volatility rate	52.94%	54.36%
Weighted average dividend yield